Subsequent Events (Details)																1 Months Ended	3 Months Ended
	Aug. 28, 2025 shares	Jul. 03, 2025 USD ($) shares	Jun. 30, 2025 shares	May 14, 2025 USD ($) payment shares	Apr. 30, 2025 shares	Apr. 29, 2025 USD ($) $ / shares shares	Apr. 28, 2025 shares	Apr. 25, 2025 USD ($) item $ / shares	Mar. 31, 2025 USD ($) shares	Mar. 27, 2025 shares	Feb. 18, 2025 shares	Feb. 10, 2025 USD ($) shares	Jan. 30, 2025 shares	Jan. 06, 2025 shares	Jan. 02, 2025 $ / shares shares	Apr. 30, 2025 shares	Mar. 31, 2025 USD ($) shares	Mar. 20, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 07, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Events
Share price | $ / shares															$ 2.23
Total debt liability owed | $									$ 28,787,160								$ 28,787,160		$ 107,468,217		$ 88,996,117
Stock issued, shares										1,101,868	3,772,177		1,650,000	352,795			6,876,840
Short-term debt | $									$ 11,085,709								$ 11,085,709		107,468,217		88,996,117
Common Shares
Subsequent Events
Stock issued, shares																	303,951
Seaport Group SIBS, LLC
Subsequent Events
Debt conversion converted instrument shares issued									5,350,000
Seaport Group SIBS, LLC | Related party
Subsequent Events
Debt conversion converted instrument shares issued											1,249,230				100,000
John Redmond | Related party
Subsequent Events
Loan amount | $									$ 2,275,000			$ 2,000,000					$ 2,275,000		22,096,055		22,096,055
Total debt liability owed | $									$ 2,418,983								$ 2,418,983		61,337,646		$ 54,325,205
York Capital Management Global Advisors
Subsequent Events
Number of shares registered					700,000							700,000
Debt agreement related to Ontario power generation order
Subsequent Events
Number of shares issuable in connection									2,600,000								2,600,000
Aegus bridge financing notes
Subsequent Events
Loan amount | $																				$ 230,000
Interest rate																				12.00%
Total debt liability owed | $																			248,487	$ 260,000
Polar promissory note
Subsequent Events
Loan amount | $																			$ 1,250,000
St. James Original Loan | Azure LLC
Subsequent Events
Loan amount | $									$ 2,418,983								$ 2,418,983
Senior secured promissory note | Common Shares | Securities purchase agreement
Subsequent Events
Interest rate		15.00%
Subsequent Events
Subsequent Events
Maximum number of common shares registered for issuance															5,372,177
Number of common shares registered for issuance subject to lock in period															2,553,181
Lock in period of common stock shares registered (in months)															6 months
Remaining common stock reserved for future															2,818,996
Maximum number of common shares registered for issuance under employee benefit plan											4,000,000
Number of shares issuable as compensation									500,000								500,000
Subsequent Events | Maximcash Solutions LLC | Loan agreement
Subsequent Events
Short-term debt | $				$ 500,000
origination fee | $				$ 15,000
Monthly payments				six
Interest payment during the period | payment				3
Repayment amount | $				$ 610,000
Debt conversion converted instrument shares issued				50,000
Common stock shares issued				1,000,000
Subsequent Events | Silverback Capital Corporation
Subsequent Events
Maximum amount payable to creditors | $																		$ 8,230,977.25
Subsequent Events | Seaport Group SIBS, LLC
Subsequent Events
Lock up period for shares									6 months
Subsequent Events | Seaport Group SIBS, LLC | Related party
Subsequent Events
Debt conversion converted instrument shares issued																8,350,000
Subsequent Events | John Redmond | Related party
Subsequent Events
Number of shares issued						800,000
Amount to be recouped | $						$ 1,200,000
Price per share | $ / shares						$ 1
Subsequent Events | York Capital Management Global Advisors
Subsequent Events
Stock issued, shares					1,700,000
Number of shares registered	1,000,000				1,000,000							700,000
Subsequent Events | Seaport Bridge Financing | Seaport Group SIBS, LLC
Subsequent Events
Amount of line of credit facility | $									$ 2,250,000								$ 2,250,000
Number of shares issuable in connection									2,250,000								2,250,000
Subsequent Events | Debt agreement related to Ontario power generation order
Subsequent Events
Amount of line of credit facility | $									$ 2,600,000								$ 2,600,000
Retention of cash from accounts receivable | $									$ 1,200,000								$ 1,200,000
Subsequent Events | Unsecured promissory note
Subsequent Events
Loan amount | $								$ 2,850,000
Interest rate								12.00%
Number of extension | item								2
Period for extension of loan								180 days
Share price | $ / shares								$ 9.87
Percentage of outstanding balance								125.00%
Period to repay the debt obligations								180 days
Subsequent Events | Aegus bridge financing notes
Subsequent Events
Number of shares issued							360,000
Number of shares to be registered on amendment							260,000					260,000
Number of shares issued upon approval			100,000
Subsequent Events | Polar promissory note
Subsequent Events
Number of shares issued						1,500,000						1,500,000
Subsequent Events | Senior secured promissory note | Securities purchase agreement
Subsequent Events
Debt conversion converted instrument shares issued		2,095,531
Subsequent Events | Senior secured promissory note | Common Shares | Securities purchase agreement
Subsequent Events
Loan amount | $		$ 1,500,000
Interest rate		15.00%
Debt conversion converted instrument shares issued		2,095,531
Outstanding common shares		4.99%
Waive of outstanding common shares		4.99%
Conversion period		7 days